Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Deferred revenue in subsidiaries

The subsidiaries of the Company have recognized the following deferred revenue:

	12/31/2020	12/31/2019
‘am/pm’ and Jet Oil franchising upfront fee (a)	814	956
Loyalty program “Km de Vantagens” (b)	15,424	25,096
Loyalty program “Clube Extrafarma” (b)	2,044	1,574
Total current	18,282	27,626